Expenses by nature	12 Months Ended
Jun. 30, 2021
Disclosure of expenses by nature [text block] [Abstract]
Expenses by nature
22.	Expenses by nature

	Cost of products sold	Selling expenses	General and administrative expenses	Total

Depreciation and amortization	109,023	-	981	110,004
Personnel expenses	30,293	3,060	32,406	65,759
Expenses with service provider	193,254	-	6,482	199,736
Leasing	11,368	-	397	11,765
Cost of agricultural products	53,684	-	-	53,684
Fair value of cost of agricultural products	316,636	-	-	316,636
Freight and storage	-	24,740	-	24,740
Allowance for doubtful accounts	-	151	-	151
Maintenance, travel expenses and others	14,887	-	6,586	21,473
At June 30, 2021	729,145	27,951	46,852	803,948
Depreciation and amortization	58,737	-	1,512	60,249
Personnel expenses	25,115	2,290	30,681	58,086
Expenses with service provider	143,808	-	5,593	149,401
Leasing	13,462	-	175	13,637
Cost of agricultural products	134,972	-	-	134,972
Fair value of cost of agricultural products	96,689	-	-	96,689
Freight and storage	-	14,450	-	14,450
Allowance for doubtful accounts	-	(2,440)	-	(2,440)
Maintenance, travel expenses and others	11,030	-	5,929	16,959
At June 30, 2020	483,813	14,300	43,890	542,003
Depreciation and amortization	22,494	-	584	23,078
Personnel expenses	18,660	1,423	28,679	48,762
Expenses with service provider	108,147	-	3,449	111,596
Leasing	20,512	-	803	21,315
Cost of agricultural products	98,561	-	-	98,561
Fair value of cost of agricultural products	39,163	-	-	39,163
Freight and storage	-	9,608	-	9,608
Allowance for doubtful accounts	-	(530)	-	(530)
Sale of farms	-	35	-	35
Maintenance, travel expenses and others	11,677	-	5,297	16,974
At June 30, 2019	319,214	10,536	38,812	368,562